Average Annual Total Returns - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Nov. 08, 2023
VIP High Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.37%)
Past 5 years	1.10%
Past 10 years	2.97%
VIP High Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.56%)
Past 5 years	1.00%
Past 10 years	2.86%
VIP High Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(11.67%)
Past 5 years	0.86%
Past 10 years	2.71%
ML040
Average Annual Return:
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%